Mar. 24, 2020
FROST VALUE EQUITY FUND

Frost FAMILY OF FUNDS

Frost Value Equity Fund (the “Value Equity Fund”)

Frost Mid Cap Equity Fund (the “Mid Cap Equity Fund”)

Frost Total Return Bond Fund (the “Total Return Bond Fund”)

Frost Credit Fund (the “Credit Fund”)

Frost Low Duration Bond Fund (the “Low Duration Bond Fund”)

Frost Municipal Bond Fund (the “Municipal Bond Fund,” and, together with the Value Equity Fund, Mid Cap Equity Fund, Total Return Bond Fund, Credit Fund, Low Duration Bond Fund, and Municipal Bond Fund, the “Funds”)

Supplement dated March 23, 2020 to:

•	each Fund’s Summary Prospectus, dated November 28, 2019 (collectively, the “Summary Prospectuses”); and

•	the Funds’ Statutory Prospectus, dated November 28, 2019 (the “Statutory Prospectus,” and, together with the Summary Prospectuses, the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds’ after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1.       In the “Performance Information” section of the Value Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Value Equity Fund	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	(13.39)%	4.52%	9.27%	5.31%
Investor Class Shares	(13.59)%	4.26%	9.00%	5.80%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(15.13)%	1.38%	7.13%	3.32%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(6.59)%	3.32%	7.41%	4.06%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27)%	5.95%	11.18%	6.13%

[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning June 30, 2008. Index comparison begins April 25, 2008.

2.       In the “Performance Information” section of the Mid Cap Equity Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Mid Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	(9.16)%	3.91%	12.37%	6.91%
Investor Class Shares	(9.48)%	3.70%	N/A	7.38%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(15.80)%	(0.78)%	9.50%	4.35%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	(0.90)%	2.78%	10.17%	5.45%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(9.06)%	6.26%	14.03%	7.86%

[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning February 13, 2012. Index comparison begins April 25, 2008.

3.       In the “Performance Information” section of the Total Return Bond Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Total Return Bond Fund	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	1.38%	3.13%	6.21%	5.62%
Investor Class Shares	1.22%	2.88%	5.95%	5.43%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(0.10)%	1.42%	4.23%	3.65%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	0.81%	1.65%	4.12%	3.64%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%	3.63%

[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning June 30, 2008. Index comparison begins April 25, 2008.

4.       In the “Performance Information” section of the Credit Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Credit Fund	1 Year	5 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	1.25%	4.13%	4.34%
Investor Class Shares	0.90%	3.85%	4.05%
Fund Returns After Taxes on Distributions
Institutional Class Shares	(0.79)%	1.85%	2.15%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	0.80%	2.15%	2.35%
Bloomberg Barclays U.S. Credit Index (“Credit Index”) (reflects no deduction for fees, expenses, or taxes)	(2.11)%	3.22%	2.29%
Bloomberg Barclays U.S. Corporate High Yield Bond Index (“Bond Index”) (reflects no deduction for fees, expenses, or taxes)	(2.08)%	3.83%	4.60%
Blended 50/50 Credit Index/Bond Index (reflects no deduction for fees, expenses, or taxes)	(2.07)%	3.55%	3.47%

[1]	Institutional Class Shares and Investor Class Shares of the Fund were offered beginning December 3, 2012. Index comparison begins December 3, 2012.

5.       In the “Performance Information” section of the Low Duration Bond Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Low Duration Bond Fund	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	1.83%	1.51%	3.02%	2.88%
Investor Class Shares	1.58%	1.26%	2.76%	2.57%
Fund Returns After Taxes on Distributions
Institutional Class Shares	1.06%	0.81%	2.10%	1.92%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	1.06%	0.84%	2.01%	1.89%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	1.38%	1.32%	2.09%	2.27%

1	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning June 30, 2008. Index comparison begins April 25, 2008.

6.       In the “Performance Information” section of the Municipal Bond Fund’s Summary Prospectus, and the corresponding section of the Statutory Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Frost Municipal Bond Fund	1 Year	5 Years	10 Years	Since Inception[1]
Fund Returns Before Taxes
Institutional Class Shares	1.56%	2.31%	3.08%	3.10%
Investor Class Shares	1.29%	2.05%	2.83%	2.81%
Fund Returns After Taxes on Distributions
Institutional Class Shares	1.52%	2.28%	2.93%	2.96%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Class Shares	1.87%	2.34%	2.91%	2.94%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.28%	3.82%	4.85%	4.25%

[1]	Institutional Class Shares of the Fund were offered beginning April 25, 2008. Investor Class Shares of the Fund were offered beginning August 28, 2008. Index comparison begins April 25, 2008.

Please retain this supplement for future reference.

FIA-SK-054-0100